Stock-based compensation - Share options plan (Details) - CAD CAD / shares in Units, CAD in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from options exercised		CAD 82	CAD 2,807	CAD 1,175
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (options)			(385,880)	(295,230)
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number shares acquired per each option exercised		1
Stock options annual vesting percentage		20.00%
Number of shares reserved for future issuance (in shares)		3,399,399
Number of shares authorized for plan issuance (in shares)		3,399,399
Proceeds from options exercised		CAD 82	CAD 1,348	CAD 1,175
Total intrinsic value of options exercised		CAD 16	CAD 1,711	CAD 524
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (options)		1,765,920	2,213,280	3,029,734
Granted (options)				177,400
Exercised (options)	[1]	(30,080)	(385,880)	(295,230)
Forfeited (options)		(287,840)	(61,480)	(698,624)
Ending balance (options)		1,448,000	1,765,920	2,213,280
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (CAD per share)		CAD 5.87	CAD 5.51	CAD 5.70
Granted (CAD per share)				5.91
Exercised (CAD per share)	[1]	2.75	3.49	3.98
Forfeited (CAD per share)		8.91	7.83	7.12
Ending balance (CAD per share)		CAD 5.33	CAD 5.87	CAD 5.51
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years from grant date stock options expire		10 years

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))